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February 4, 2013	MOSCOW
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Securities and Exchange Commission	SHANGHAI
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Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Equity Series Funds, Inc. (the “Company”)
File Nos. 033-41913/811-06367

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 33 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 28, 2013 (Accession # 0001193125-13-026171).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2213.

Very truly yours,

/s/ Maurice Collada III
Maurice Collada III
Skadden, Arps, Slate, Meagher & Flom LLP

cc:	B. Alpert
A. Mullady
S. Kothari
H. Robichaud
A. Lonergan